                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4788

                                    VLC TRUST
               (Exact name of registrant as specified in charter)

                ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                            MARGARET D. FARRELL, ESQ.
                                    SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                                1500 FLEET CENTER
                         PROVIDENCE, RHODE ISLAND 02903
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered  management  investment  company,  other than a small business  investment company registered on Form N-5 (ss. ss. 239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than
August 31 of each year,  containing the registrant's proxy voting record for the most recent  twelve-month  period  ended June 30,  pursuant to section 30 of the
Investment  Company Act of 1940 and rule 30b1-4  thereunder (17 CFR 270.30b1-4).
The Commission may use the information  provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this  information  public. A registrant is not required to respond to the  collection of  information  contained in Form N-PX unless the
Form displays a currently  valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the
Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609.  The OMB has reviewed this  collection of  information  under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1: Proxy Voting Record

The Fund held no voting  securities during the period covered by this report. No records are attached.

                                   Signatures

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant)                        VLC Trust
                                    ON BEHALF OF
                                    OCEAN STATE TAX EMEMPT FUND

Date: November 4, 2004              By:/s/ Alfred B. Van Liew
                                       -------------------------------
                                           Alfred B. Van Liew
                                           President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

Date: November 4, 2004               By:/s/ Alfred B. Van Liew
                                        -------------------------------
                                            Alfred B. Van Liew
                                            President

Date: November 8, 2004               By:/s/ Kevin M. Oates
                                        -------------------------------
                                            Kevin M. Oates
                                            Vice President & Treasurer